COMMITMENTS AND CONTINGENCIES	9 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. There are no such matters that are deemed material to the financial statements as of December 31, 2023 (March 31, 2023: Nil).

Earnout

Pursuant to the Merger Agreement, certain shareholders of SVH (the “Pre-Closing Company Shareholders”) and certain shareholders of SVM India (as defined below) (the “Other SVM India Stockholders” and together with the Pre-Closing Company Shareholders, the “Earnout Group”) are entitled to receive their Pro Rata Portion (as defined in the Merger Agreement) of up to 25,000,000 SVH Shares (the “Earnout Shares”).

Exchange Agreements.

At the Closing, certain shareholders of SVM have enter into exchange agreements (the “Exchange Agreements”) with SVH, pursuant to which, among other things, such shareholders of SVM have a right to transfer one or more shares owned by them in SVM to SVH in exchange for the delivery of SVH Shares or cash payment, subject to the terms and conditions set forth in the Exchange Agreements. In connection with the Exchange Agreement, SVH has reserved 951,327 shares.